SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$ 257,947	$ 237,696
Less: valuation allowance	(255,179)	(215,354)
Deferred tax assets	$ 2,768	$ 22,342